Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Profit or loss [abstract]
Revenues from sale of products	$ 5,347	$ 9,613		$ 7,445
Revenues from development services	12,943	12,372		13,935
Revenues from license agreements	8,206	1,778		383
Total revenues	26,496	23,763		21,763
Cost of revenues from sale of products	3,184	4,983		3,151
Cost of revenues from development services	9,829	9,907		11,067
Cost of revenues from license agreements	318	102		0
Total cost of revenues	13,331	14,992		14,218
Gross profit	13,165	8,771		7,545
Research and development	10,181	10,256		7,698
Selling and marketing	3,725	3,388		3,228
General and administrative	6,920	6,348		5,459
Other expenses	684	0		0
Total operating expenses	21,510	19,992		16,385
Operating loss	(8,345)	(11,221)		(8,840)
Financial income	461	11		843
Financial expense	(11,637)	(2,314)		(1,279)
Financing expenses, net	(11,176)	(2,303)		(436)
Loss before taxes on income	(19,521)	(13,524)		(9,276)
Taxes on income	(78)	(27)		0
Loss from continuing operations	(19,599)	(13,551)		(9,276)
Profit from discontinued operations	0	0		80
Net loss for the year	(19,599)	(13,551)		(9,196)
Other comprehensive income (loss):
Reclassification adjustments on change in value of foreign currency basis spreads, net of tax	14	21		(23)
Total comprehensive loss	$ (19,585)	$ (13,530)		$ (9,219)
Total basic net loss per share - USD	$ (3.93)	$ (3.48)	[1]	$ (2.38)	[1]
Number of shares used in calculating basic loss per share	4,987,069	3,892,068	[1]	3,882,692	[1]

[1]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)